Finance costs (Tables)	12 Months Ended
Dec. 31, 2019
Finance costs
Schedule of finance costs

	2019	2018	2017
Interests income	36,874	—	—
Interests expense on leases	(22,603)	—	—
Interests cost	(105,915)	(134,307)	(171)
Foreign exchange losses	(84,803)	(85,866)	(45,179)
Finance costs	(176,447)	(220,173)	(45,350)